Annual Fund Operating Expenses	0 Months Ended
	Oct. 01, 2012
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Administrator Class
Operating Expenses:
Management Fees	0.65%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.14%	[2]
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	[3]
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Diversified Equity Fund) | Administrator Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	1.25%
Fee Waivers	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[3]
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Diversified Small Cap Fund) | Administrator Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.85%
Total Annual Fund Operating Expenses	1.54%
Fee Waivers	(0.54%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[3]
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Emerging Growth Fund) | Administrator Class
Operating Expenses:
Management Fees	0.79%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.26%	[2]
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.20%	[3]
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Equity Value Fund) | Administrator Class
Operating Expenses:
Management Fees	0.64%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.09%	[2]
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[3]
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Index Fund) | Administrator Class
Operating Expenses:
Management Fees	0.09%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.38%	[2]
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	0.25%	[3]
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage International Value Fund) | Administrator Class
Operating Expenses:
Management Fees	0.85%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.36%	[2]
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	[3]
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Small Company Growth Fund) | Administrator Class
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.29%	[2]
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	1.20%	[3]
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Small Company Value Fund) | Administrator Class
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.34%	[2]
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.20%	[3]
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Institutional Class
Operating Expenses:
Management Fees	0.65%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.87%	[2]
Fee Waivers	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[3]
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Emerging Growth Fund) | Institutional Class
Operating Expenses:
Management Fees	0.79%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.99%	[2]
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[3]
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Equity Value Fund) | Institutional Class
Operating Expenses:
Management Fees	0.64%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.82%	[2]
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	[3]
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage International Value Fund) | Institutional Class
Operating Expenses:
Management Fees	0.85%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.09%	[2]
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.05%	[3]
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Small Company Growth Fund) | Institutional Class
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.02%	[2]
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	[3]
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Small Company Value Fund) | Institutional Class
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.07%	[2]
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[3]
(WFA Equity Gateway Funds - Investor) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Investor Class
Operating Expenses:
Management Fees	0.65%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.71%
Total Annual Fund Operating Expenses	1.36%	[2]
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	1.20%	[3]
(WFA Equity Gateway Funds - Investor) | (Wells Fargo Advantage Emerging Growth Fund) | Investor Class
Operating Expenses:
Management Fees	0.79%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.69%
Total Annual Fund Operating Expenses	1.48%	[2]
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.43%	[4]
(WFA Equity Gateway Funds - Investor) | (Wells Fargo Advantage Index Fund) | Investor Class
Operating Expenses:
Management Fees	0.09%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.66%
Total Annual Fund Operating Expenses	0.75%	[2]
Fee Waivers	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[3]
(WFA Equity Gateway Funds - Class R) | (Wells Fargo Advantage Equity Value Fund) | Class R
Operating Expenses:
Management Fees	0.64%	[1]
Distribution (12b-1) Fees	0.25%
Other Expenses	0.61%
Total Annual Fund Operating Expenses	1.50%	[2]
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	1.49%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Class A
Operating Expenses:
Management Fees	0.65%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.30%	[2]
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	1.15%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Class B
Operating Expenses:
Management Fees	0.65%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	2.05%	[2]
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	1.90%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Class C
Operating Expenses:
Management Fees	0.65%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	2.05%	[2]
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	1.90%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Diversified Equity Fund) | Class A
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	1.41%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Diversified Equity Fund) | Class B
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	2.16%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	2.00%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Diversified Equity Fund) | Class C
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	2.16%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	2.00%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Emerging Growth Fund) | Class A
Operating Expenses:
Management Fees	0.79%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.63%
Total Annual Fund Operating Expenses	1.42%	[2]
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.37%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Emerging Growth Fund) | Class C
Operating Expenses:
Management Fees	0.79%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.63%
Total Annual Fund Operating Expenses	2.17%	[2]
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	2.12%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Equity Value Fund) | Class A
Operating Expenses:
Management Fees	0.64%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.61%
Total Annual Fund Operating Expenses	1.25%	[2]
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	1.24%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Equity Value Fund) | Class B
Operating Expenses:
Management Fees	0.64%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.61%
Total Annual Fund Operating Expenses	2.00%	[2]
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	1.99%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Equity Value Fund) | Class C
Operating Expenses:
Management Fees	0.64%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.61%
Total Annual Fund Operating Expenses	2.00%	[2]
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	1.99%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Index Fund) | Class A
Operating Expenses:
Management Fees	0.09%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Total Annual Fund Operating Expenses	0.69%	[2]
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	0.56%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Index Fund) | Class B
Operating Expenses:
Management Fees	0.09%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.44%	[2]
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	1.31%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Index Fund) | Class C
Operating Expenses:
Management Fees	0.09%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.44%	[2]
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	1.31%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage International Value Fund) | Class A
Operating Expenses:
Management Fees	0.85%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.52%	[2]
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.50%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage International Value Fund) | Class B
Operating Expenses:
Management Fees	0.85%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.67%
Total Annual Fund Operating Expenses	2.27%	[2]
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	2.25%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage International Value Fund) | Class C
Operating Expenses:
Management Fees	0.85%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.67%
Total Annual Fund Operating Expenses	2.27%	[2]
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	2.25%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Growth Fund) | Class A
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.45%	[2]
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.45%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Growth Fund) | Class B
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	2.20%	[2]
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.20%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Growth Fund) | Class C
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	2.20%	[2]
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.20%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Value Fund) | Class A
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.70%
Total Annual Fund Operating Expenses	1.50%	[2]
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.45%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Value Fund) | Class B
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.70%
Total Annual Fund Operating Expenses	2.25%	[2]
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	2.20%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Value Fund) | Class C
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.70%
Total Annual Fund Operating Expenses	2.25%	[2]
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	2.20%	[3]

[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]	The Adviser has committed through September 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through September 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.